Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (19,054)	$ (16,484)	$ (150,153)	$ (23,983)	$ (43,541)	$ (8,759)
Other comprehensive loss:
Pension obligation adjustment	(125)		(1,358)		1,168
TOTAL COMPREHENSIVE LOSS	$ (19,179)	$ (16,484)	$ (151,511)	$ (23,983)	$ (42,373)	$ (8,759)